Vanguard GNMA Fund

Schedule of Investments (unaudited)
As of October 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (116.0%)
Conventional Mortgage-Backed Securities (105.5%)
1,2	Fannie Mae Pool	2.500%	10/1/22–8/1/46	182,935	185,043
1,2	Fannie Mae Pool	2.610%	9/1/29	35,400	36,542
1,2	Fannie Mae Pool	2.950%	6/1/31	1,925	2,038
1,2	Fannie Mae Pool	2.960%	6/1/31	2,490	2,638
1,2	Fannie Mae Pool	3.000%	3/1/22–9/1/49	186,259	189,561
1,2	Fannie Mae Pool	3.050%	7/1/31	2,000	2,136
1,2	Fannie Mae Pool	3.110%	11/1/27–2/1/28	22,940	24,558
1,2	Fannie Mae Pool	3.190%	9/1/29	3,725	4,030
1,2	Fannie Mae Pool	3.240%	3/1/28	6,219	6,728
1,2	Fannie Mae Pool	3.250%	5/1/32	16,500	17,768
1,2	Fannie Mae Pool	3.280%	5/1/29	3,469	3,773
1,2	Fannie Mae Pool	3.330%	4/1/32	10,818	11,815
1,2	Fannie Mae Pool	3.350%	1/1/30	5,076	5,559
1,2	Fannie Mae Pool	3.410%	5/1/32	4,100	4,464
1,2	Fannie Mae Pool	3.420%	4/1/31	1,453	1,595
1,2	Fannie Mae Pool	3.460%	9/1/29	6,667	7,349
1,2	Fannie Mae Pool	3.550%	2/1/30	8,875	9,861
1,2	Fannie Mae Pool	3.570%	10/1/29	1,006	1,118
1,2	Fannie Mae Pool	4.000%	5/1/46–6/1/46	6,912	7,282
1,2	Fannie Mae Pool	4.180%	11/1/30	28,930	33,240
1,2	Fannie Mae Pool	4.500%	12/1/40–3/1/44	2,508	2,717
1,2	Fannie Mae Pool	5.000%	6/1/23–11/1/49	65,497	69,139
1,2	Fannie Mae Pool	6.000%	7/1/22	2	2
1,2	Fannie Mae Pool	6.500%	2/1/29–5/1/40	1,963	2,245
1,2	Freddie Mac Gold Pool	3.000%	6/1/43–1/1/47	33,231	34,111
1,2	Freddie Mac Gold Pool	3.500%	11/1/47–9/1/48	94,059	97,085
1,2	Freddie Mac Gold Pool	4.000%	9/1/30–4/1/44	6,273	6,646
1,2	Freddie Mac Gold Pool	4.500%	4/1/34–2/1/46	57,650	62,162
1,2	Freddie Mac Gold Pool	5.000%	12/1/27–8/1/44	37,705	40,893
1	Ginnie Mae I Pool	2.500%	11/15/42–9/15/43	80,772	82,176
1	Ginnie Mae I Pool	3.000%	1/15/26–3/15/46	956,301	987,482
1	Ginnie Mae I Pool	3.500%	7/15/39–6/15/48	845,385	884,132
1	Ginnie Mae I Pool	3.750%	7/15/42	2,518	2,639
1	Ginnie Mae I Pool	3.875%	5/15/42–6/15/42	5,153	5,452
1	Ginnie Mae I Pool	4.000%	8/15/24–7/15/46	1,004,183	1,068,521
1	Ginnie Mae I Pool	4.500%	4/15/33–1/15/45	537,241	579,086
1	Ginnie Mae I Pool	5.000%	1/15/30–12/1/49	474,067	523,392
1	Ginnie Mae I Pool	5.500%	9/15/23–9/15/45	356,681	387,923
1	Ginnie Mae I Pool	6.000%	2/15/24–11/1/49	178,651	197,551
1	Ginnie Mae I Pool	6.500%	4/15/23–7/15/40	128,911	141,287
1	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	37,168	41,785
1	Ginnie Mae I Pool	7.250%	1/15/27–2/15/27	18	19
1,3	Ginnie Mae I Pool	7.500%	10/15/31	14,118	16,259
1	Ginnie Mae I Pool	8.000%	8/15/31	5,019	5,782
1	Ginnie Mae I Pool	8.500%	12/15/19–6/15/28	425	460
1	Ginnie Mae I Pool	9.000%	5/15/21	1	1
1	Ginnie Mae I Pool	9.500%	2/15/20–8/15/21	30	31
1	Ginnie Mae II Pool	1.500%	4/20/44–6/20/47	1,056	984
1	Ginnie Mae II Pool	2.000%	10/20/43–2/20/47	858	837

1	Ginnie Mae II Pool	2.500%	11/20/42–6/20/47	386,577	392,744
1,4	Ginnie Mae II Pool	3.000%	4/20/31–12/1/49	3,075,366	3,172,491
1,4,5,6	Ginnie Mae II Pool	3.500%	10/20/40–11/1/49	4,942,805	5,149,686
1,4	Ginnie Mae II Pool	4.000%	4/20/39–11/1/49	4,050,144	4,226,105
1,4	Ginnie Mae II Pool	4.500%	12/20/32–11/1/49	1,221,900	1,293,645
1,4	Ginnie Mae II Pool	5.000%	10/20/32–11/1/49	441,518	473,870
1	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	26,848	30,207
1	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	34,974	39,751
1	Ginnie Mae II Pool	6.500%	4/20/37–3/20/41	951	1,101
1	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	82	93
1	UMBS Pool	2.500%	6/1/34–10/1/34	67,405	68,131
1	UMBS Pool	3.000%	12/1/25–11/1/49	544,097	554,157
1	UMBS Pool	5.000%	3/1/24–10/1/49	451,719	483,474
1,4	UMBS TBA	3.000%	10/1/34–11/1/49	21,859	21,232
					21,704,584
Nonconventional Mortgage-Backed Securities (10.5%)
1,2	Fannie Mae Pool	2.336%	8/1/43	9,058	9,051
1,2	Fannie Mae Pool	2.800%	9/1/44	10,552	10,629
1,2	Fannie Mae REMICS	2.000%	9/25/42	9,594	9,444
1,2	Fannie Mae REMICS	2.500%	10/25/42	11,234	11,422
1,2	Fannie Mae REMICS	3.000%	6/25/43–10/25/48	115,961	120,493
1,2	Fannie Mae REMICS	3.500%	7/25/44–12/25/58	112,097	120,656
1,2	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	3,609	4,012
1,2	Freddie Mac Non Gold Pool	2.230%	9/1/43	7,255	7,230
1,2	Freddie Mac Non Gold Pool	2.302%	8/1/43	14,339	14,305
1,2	Freddie Mac Non Gold Pool	2.655%	10/1/44	19,340	19,420
1,2	Freddie Mac Non Gold Pool	2.737%	7/1/44	4,755	4,770
1,2	Freddie Mac Non Gold Pool	2.834%	10/1/44	9,613	9,676
1,2	Freddie Mac Non Gold Pool	2.890%	4/1/44	9,743	10,313
1,2	Freddie Mac Non Gold Pool	2.944%	9/1/44	5,735	6,059
1,2	Freddie Mac Non Gold Pool	3.077%	10/1/44	14,555	15,398
1,2	Freddie Mac REMICS	2.000%	4/15/42	9,756	9,614
1,2	Freddie Mac REMICS	3.000%	8/15/42–3/15/48	99,510	103,903
1,2	Freddie Mac REMICS	4.000%	11/15/40	10,382	11,479
1,2	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	9,772	10,962
1	Ginnie Mae REMICS	2.000%	7/20/42	49,023	48,229
1	Ginnie Mae REMICS	2.046%	2/20/37	2,644	2,608
1	Ginnie Mae REMICS	2.350%	5/17/46	34,232	34,339
1	Ginnie Mae REMICS	2.375%	4/20/44	6,536	6,595
1	Ginnie Mae REMICS	2.500%	12/16/39–11/20/45	67,015	66,554
1	Ginnie Mae REMICS	2.650%	11/17/48	15,827	15,923
1	Ginnie Mae REMICS	3.000%	3/20/40–6/20/47	125,476	129,371
1	Ginnie Mae REMICs	3.000%	4/20/47	13,408	14,218
1	Ginnie Mae REMICS	3.250%	8/20/44	8,440	9,139
1	Ginnie Mae REMICS	3.500%	7/20/43–9/20/44	32,501	34,217
1	Ginnie Mae REMICS	4.500%	6/20/39	3,401	3,806
1	Ginnie Mae REMICS	5.000%	6/16/37	12,016	13,602
1	Ginnie Mae REMICS	5.500%	8/16/36	10,562	11,892
1	Government National Mortgage Assn.	1.650%	11/20/45	129,125	126,312
1	Government National Mortgage Assn.	1.750%	10/20/42	5,924	5,746
1	Government National Mortgage Assn.	2.000%	1/20/42–10/20/44	9,930	9,774
1	Government National Mortgage Assn.	2.250%	3/16/45	16,946	16,998
1	Government National Mortgage Assn.	2.500%	5/20/41–1/20/48	169,943	170,589
1	Government National Mortgage Assn.	2.750%	6/16/43	21,386	21,645
1	Government National Mortgage Assn.	3.000%	6/20/39–6/20/49	831,023	855,825
1	Government National Mortgage Assn.	3.250%	2/20/49	2,868	3,140
1	Government National Mortgage Assn.	3.500%	8/16/44–2/20/49	24,095	26,483

1	Government National Mortgage Assn.	3.694%	10/20/48	18,270	19,763
1	Government National Mortgage Assn.	3.750%	12/16/39	1,974	2,294
					2,157,898
Total U.S. Government and Agency Obligations (Cost $23,481,829)					23,862,482
Asset-Backed/Commercial Mortgage-Backed Securities (2.1%)
1,2	Fannie Mae-Aces	2.885%	5/25/29	70,000	73,833
1	Seasoned Credit Risk Transfer Trust
	Series 2018-4	3.500%	3/25/58	54,434	56,200
1	Seasoned Credit Risk Transfer Trust
	Series 2019-1	3.500%	7/25/58	85,180	88,327
1	Seasoned Credit Risk Transfer Trust
	Series 2019-3	3.500%	10/25/58	198,553	208,210
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $425,450)					426,570
Temporary Cash Investments (19.5%)
Repurchase Agreements (9.2%)
	Bank of America Securities, LLC
	(Dated 10/31/19, Repurchase Value
	$129,906,000, collateralized by
	Government National Mortgage Assn.,
	3.500%-4.000%, 3/20/47-5/20/49, with
	a value of $132,498,000)	1.750%	11/1/19	129,900	129,900
	Barclays Capital Inc.
	(Dated 10/31/19, Repurchase Value
	$69,803,000, collateralized by U.S.
	Treasury Note/Bond, 3.000%, 11/15/45,
	with a value of $71,196,000)	1.720%	11/1/19	69,800	69,800
	Citigroup Global Markets Inc.
	(Dated 10/31/19, Repurchase Value
	$333,616,000, collateralized by U.S.
	Treasury Bill, 0.000%, 11/5/19-
	11/19/19, and U.S. Treasury
	Note/Bond, 1.625%-3.000%, 7/31/21-
	5/15/49, with a value of $340,272,000)	1.720%	11/1/19	333,600	333,600
	Credit Agricole Securities (USA) Inc.
	(Dated 10/31/19, Repurchase Value
	$50,002,000, collateralized by U.S.
	Treasury Note/Bond, 0.125%, 4/15/20,
	with a value of $51,000,000)	1.720%	11/1/19	50,000	50,000
	HSBC Bank USA
	(Dated 10/31/19, Repurchase Value
	$34,902,000, collateralized by U.S.
	Treasury Bill 0.000%, 11/7/19, and U.S.
	Treasury Note/Bond, 1.500%-2.500%,
	10/31/21-7/31/24, with a value of
	$35,598,000)	1.720%	11/1/19	34,900	34,900
	HSBC Bank USA
	(Dated 10/31/19, Repurchase Value
	$5,400,000, collateralized by Federal
	National Mortgage Assn., 3.000%,
	10/1/49, with a value of $5,508,000)	1.740%	11/1/19	5,400	5,400

Natixis SA
(Dated 10/31/19, Repurchase Value
$377,518,000, collateralized by U.S.
Treasury Bill, 0.000%, 11/21/19-
7/16/20, and U.S. Treasury Note/Bond,
0.625%-8.000%, 6/30/20-2/15/45, and
Federal National Mortgage Assn.,
0.000%, 5/15/25-5/15/30, with a value
of $385,050,000)	1.720%	11/1/19	377,500	377,500
Societe Generale
(Dated 10/31/19, Repurchase Value
$398,819,000, collateralized by U.S.
Treasury Bill, 0.000%, 1/2/20-1/30/20,
and U.S. Treasury Note/Bond, 1.500%-
7.875%, 2/15/20-8/15/48, and
Government National Mortgage Assn.,
2.500%-4.695%, 10/20/44-6/20/68, with
a value of $406,776,000)	1.750%	11/1/19	398,800	398,800
TD Securities (USA) LLC
(Dated 10/31/19, Repurchase Value
$49,402,000, collateralized by
Government National Mortgage Assn.,
3.500%, 7/20/49, with a value of
$50,388,000)	1.750%	11/1/19	49,400	49,400
Wells Fargo & Co.
(Dated 10/31/19, Repurchase Value
$448,422,000, collateralized by Federal
National Mortgage Assn., 3.000%-
4.000%, 6/1/34-9/1/49, and Federal
Home Loan Mortgage Corp., 3.500%,
8/1/48, with a value of $457,368,000)	1.750%	11/1/19	448,400	448,400
				1,897,700
U.S. Government and Agency Obligations (4.9%)
Federal Home Loan Bank Discount Notes	1.731%-1.742%	11/5/19	375,000	374,936
Federal Home Loan Bank Discount Notes	1.731%	11/7/19	100,000	99,974
Federal Home Loan Bank Discount Notes	1.721%	11/12/19	200,000	199,906
Federal Home Loan Bank Discount Notes	1.732%	11/13/19	185,000	184,906
Federal Home Loan Bank Discount Notes	1.722%	11/20/19	150,000	149,878
				1,009,600
			Shares
Money Market Fund (5.4%)
7 Vanguard Market Liquidity Fund	1.984%		11,011,983	1,101,309
Total Temporary Cash Investments (Cost $4,008,556)				4,008,609
Total Investments (137.6%) (Cost $27,915,835)				28,297,661
Conventional Mortgage-Backed Securities – Liability for Sale Commitments (-0.5%)
1,4 UMBS TBA	2.500%	11/1/34	(108,325)	(109,475)
Total Conventional Mortgage-Backed Securities – Liability for Sale Commitments
(Proceeds $109,887)				(109,475)
Other Assets and Other Liabilities-Net (-37.1%)				(3,949,840)
Net Assets (100%)				24,238,346

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3 Securities with a value of $12,317,000 have been segregated as initial margin for open futures contracts.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2019.
5 Includes $5,119,000 of collateral received for TBA transactions.
6 Includes $20,641,000 of collateral for open centrally cleared swap contracts.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.
UMBS—Uniform Mortgage Backed Securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)

		Number of		Value and
		Long)		Unrealized
		(Short	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2019	6,638	864,911	(3,355)
5-Year U.S. Treasury Note	December 2019	3,705	441,648	(2,729)
				(6,084)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2019	(4,562)	(648,303)	8,759
				2,675

Centrally Cleared Interest Rate Swaps

			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
Termination	Effective	Amount	(Paid)[1]	(Paid) [2]	Value	(Depreciation)
Date	Date	($000)	(%)	(%)	($000)	($000)

4/30/25	N/A	521,800	(3.000)	1.936	(41,806)	(41,802)

1 Fixed interest payment received/paid semi-annually.
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
Floating interest payment received/paid quarterly.

GNMA Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-
adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics
(face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At October 31, 2019, counterparties had deposited in segregated accounts securities with a value of $321,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll

GNMA Fund

transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities
Purchased.

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default
(including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

GNMA Fund

F. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

GNMA Fund

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	23,862,482	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	426,570	—
Temporary Cash Investments	1,101,309	2,907,300	—
Futures Contracts—Assets[1]	7,227	—	—
Futures Contracts—Liabilities[1]	(5,631)	—	—
Swap Contracts—Liabilities[1]	(3,415)	—	—
Conventional Mortgage-Backed Securities—Liability for Sale
Commitments	—	(109,475)	—
Total	1,099,490	27,086,877	—
1 Represents variation margin on the last day of the reporting period.